Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
September 30, 2020 (Unaudited)
	Number of shares	Value (US $)
Common Stock – 95.35%Δ
Argentina − 0.46%
Cablevision Holding GDR	262,838	$618,515
Cresud ADR †	352,234	993,300
Grupo Clarin GDR Class B 144A #, =, †	77,680	33,353
IRSA Inversiones y Representaciones ADR †	430,000	1,212,600
IRSA Propiedades Comerciales ADR	16,271	125,856
		2,983,624
Bahrain − 0.07%
Aluminium Bahrain GDR 144A #	91,200	481,208
		481,208
Brazil − 7.34%
AES Tiete Energia	334,917	877,264
Arcos Dorados Holdings Class A	455,838	1,868,936
B2W Cia Digital †	1,664,000	26,794,551
Banco Bradesco ADR	789,888	2,709,316
Banco Santander Brasil ADR	53,466	264,122
BRF ADR †	788,900	2,587,592
Itau Unibanco Holding ADR	1,049,325	4,176,314
Rumo †	234,448	796,536
Telefonica Brasil ADR	294,192	2,256,453
TIM Participacoes ADR	167,100	1,926,663
Vale	161,197	1,698,684
Vale ADR	197,300	2,087,434
		48,043,865
Chile − 0.50%
Sociedad Quimica y Minera de Chile ADR	100,000	3,242,000
		3,242,000
China/Hong Kong − 35.31%
Alibaba Group Holding ADR †	137,900	40,539,842
Baidu ADR †	53,600	6,785,224
BeiGene †	182,800	4,031,686
BeiGene ADR †	8,002	2,292,093
China Mobile ADR	308,200	9,911,712
China Petroleum & Chemical ADR	42,234	1,708,788
CNOOC	3,334,000	3,206,902
iQIYI ADR †	59,542	1,344,458
JD.com ADR †	350,000	27,163,500
	Number of shares	Value (US $)
Common StockΔ (continued)
China/Hong Kong (continued)
Kunlun Energy	3,622,900	$2,392,281
Kweichow Moutai Class A	120,613	29,664,309
Ping An Insurance Group Co. of China Class H	324,000	3,363,395
Sohu.com ADR †	491,279	9,756,801
Tencent Holdings	720,000	48,631,241
Tencent Music Entertainment Group ADR †	159	2,348
Tianjin Development Holdings	35,950	6,623
Tingyi Cayman Islands Holding	1,706,000	3,020,805
Trip.com Group ADR †	130,000	4,048,200
Tsingtao Brewery Class H	1,003,429	8,210,977
Uni-President China Holdings	2,800,000	2,567,894
Weibo ADR †	40,000	1,457,200
Wuliangye Yibin Class A	630,892	20,568,505
ZhongAn Online P&C Insurance Class H 144A #, †	109,400	548,303
		231,223,087
India − 9.64%
Indiabulls Real Estate GDR †	44,628	31,016
Natco Pharma	200,000	2,583,279
Reliance Industries	927,000	28,113,975
Reliance Industries GDR 144A #	531,989	32,308,184
Sify Technologies ADR †	91,200	93,024
		63,129,478
Indonesia − 0.30%
Astra International	6,500,000	1,957,091
		1,957,091
Japan − 0.39%
Renesas Electronics †	350,000	2,568,874
		2,568,874
Malaysia − 0.06%
UEM Sunrise †	4,748,132	419,540
		419,540
Mexico − 2.99%
America Movil ADR Class L	213,289	2,663,980

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Schedule of investments
Delaware VIP® Trust  —  Delaware VIP Emerging Markets Series
	Number of shares	Value (US $)
Common StockΔ (continued)
Mexico (continued)
Banco Santander Mexico ADR	276,900	$886,080
Becle	1,571,000	3,194,363
Cemex ADR	506,188	1,923,514
Coca-Cola Femsa ADR	81,700	3,326,824
Fomento Economico Mexicano ADR	20,684	1,162,234
Grupo Financiero Banorte Class O †	475,400	1,642,394
Grupo Lala	606,200	375,320
Grupo Televisa ADR †	707,700	4,373,586
		19,548,295
Peru − 0.72%
Cia de Minas Buenaventura ADR	384,440	4,697,857
		4,697,857
Republic of Korea − 18.46%
Fila Holdings	101,760	3,180,002
LG Display ADR †	188,309	1,229,658
LG Electronics	62,908	4,927,770
LG Uplus	270,507	2,657,639
Lotte	46,206	1,125,927
Lotte Confectionery	8,599	744,652
Samsung Electronics	907,636	45,058,829
Samsung Life Insurance	71,180	3,714,783
SK Hynix	360,000	25,805,792
SK Telecom	52,491	10,670,447
SK Telecom ADR	971,935	21,790,783
		120,906,282
Russia − 4.45%
ENEL RUSSIA PJSC GDR	15,101	9,141
Etalon Group GDR 144A #, =, †	354,800	567,680
Gazprom PJSC ADR	1,043,900	4,542,991
Mail.Ru Group GDR †	71,300	1,950,887
Rosneft Oil PJSC GDR	1,449,104	7,118,304
Sberbank of Russia PJSC †	2,219,648	6,512,834
Surgutneftegas PJSC ADR	294,652	1,297,457
T Plus PJSC =	25,634	0
Yandex Class A †	109,855	7,168,039
		29,167,333
South Africa − 0.04%
Sun International †	210,726	171,097
Tongaat Hulett †	182,915	66,068
		237,165
	Number of shares	Value (US $)
Common StockΔ (continued)
Taiwan − 13.73%
Hon Hai Precision Industry	4,184,564	$11,250,249
MediaTek	1,045,000	22,142,475
Taiwan Semiconductor Manufacturing	3,756,864	56,518,556
		89,911,280
Turkey − 0.69%
Turkcell Iletisim Hizmetleri	730,024	1,422,943
Turkiye Sise ve Cam Fabrikalari	3,243,612	3,074,454
		4,497,397
United Kingdom − 0.20%
Griffin Mining †	1,642,873	1,303,727
		1,303,727
Total Common Stock (cost $478,345,850)		624,318,103

Preferred Stocks – 5.11%Δ
Brazil − 0.53%
Centrais Eletricas Brasileiras Class B 5.67%	233,700	1,302,934
Petroleo Brasileiro ADR 4.00%	307,795	2,166,877
		3,469,811
Republic of Korea − 3.45%
CJ 4.09%	28,030	1,096,870
Samsung Electronics 2.09%	499,750	21,509,745
		22,606,615
Russia − 1.13%
Transneft PJSC 7.91%	3,887	7,388,326
		7,388,326
Total Preferred Stocks (cost $18,019,381)		33,464,752

Participation Notes – 0.00%
Lehman Indian Oil CW 12 LEPO 144A =	100,339	0
Lehman Oil & Natural Gas CW 12 LEPO =	146,971	0
Total Participation Notes (cost $4,952,197)		0

Total Value of Securities−100.49% (cost $501,788,150)		657,993,601

2    NQ-868 [9/20] 11/20 (1399979)

	Number of shares	Value (US $)

Liabilities Net of Receivables and Other Assets — (0.49)%		(3,190,661)
Net Assets Applicable to 26,266,698 Shares Outstanding — 100.00%	$654,802,940
Δ	Securities have been classified by country of origin.
†	Non-income producing security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2020, the aggregate value of Rule 144A securities was $33,938,728, which represents 5.18% of the Series' net assets.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
Summary of abbreviations:
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
LEPO – Low Exercise Price Option
PJSC – Private Joint Stock Company
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